Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds			$ 375,000,000.0
Federal depository insurance coverage amount			250,000	$ 250,000	$ 250,000
Financing cost derivative warrant liabilities			$ 862,785
Ordinary shares subject to possible redemption (in Shares)			32,952,414	32,185,932	32,952,414
Issuance of private placement warrants (in Shares)			6,333,334
Warrants outstanding (in Shares)				18,833,334
Preferred stock, Percentage					80.00%
Xos, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stockholders equity					$ (15,000)
Repairs and maintenance					1,000
Advertising expenses					18,000	$ 42,000	$ 23,000
Simple agreement for future equity value					30,000,000
Number of shares of preferred stock equal value			$ 30,000		$ 30,000
Preferred stock, Percentage				8.00%	8.00%
ROU assets					$ 95,000
Lease liabilities					95,000
Cash			620,000	$ 620,000	620,000
Inventory balance				$ 6,800,000	1,900,000
Xos, Inc. [Member] | Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash			216,700,000		$ 216,700,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Financing cost derivative warrant liabilities			900,000
Stockholders equity			$ 20,300,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants to purchase ordinary stock (in Shares)			18,833,334
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)			32,952,414	32,185,932	32,952,414
Warrant to purchase of common stock (in Shares)			12,500,000
Issuance of private placement warrants (in Shares)			6,333,334
Class A ordinary shares subject to possible redemption			$ 32,952,414	$ 32,185,932	$ 32,952,414
Series A Preferred Stock [Member] | Xos, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash			$ 12,000,000		$ 12,000,000
Additional value	$ 31,800,000	$ 31,800,000